Condensed Financial Information of the Company - Consolidated Statement of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash (used in) provided by operating activities	¥ (424,249)	$ (61,512)	¥ 102,811	¥ (46,132)
Net cash provided by (used in) investing activities	189,052	27,410	220,836	1,880,363
Net cash (used in) provided by financing activities	(4,866)	(706)	(9,640)	(1,450,657)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	171,851	24,918	(29,755)	(68,761)
Net increase (decrease) in cash and cash equivalents and restricted cash	(68,212)	(9,890)	284,252	314,813
Cash and cash equivalents and restricted cash at beginning of year	1,584,707	229,761	1,300,455	985,642
Cash and cash equivalents and restricted cash at end of year	1,516,495	219,871	1,584,707	1,300,455
Parent Company [Member]
Net cash (used in) provided by operating activities	(26,054)	(3,777)	666	(2,186)
Net cash provided by (used in) investing activities	137,160	19,886	(864,999)	1,345,523
Net cash (used in) provided by financing activities			891,960	(1,453,285)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(761)	(110)	(25,469)	(121,395)
Net increase (decrease) in cash and cash equivalents and restricted cash	110,345	15,999	2,158	(231,343)
Cash and cash equivalents and restricted cash at beginning of year	20,401	2,958	18,243	249,586
Cash and cash equivalents and restricted cash at end of year	¥ 130,746	$ 18,957	¥ 20,401	¥ 18,243